December 5, 2008

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Equity Trust (the "Trust")
Evergreen Disciplined Value Fund
Evergreen Equity Income Fund
Evergreen Fundamental Mid Cap Value Fund
Evergreen Intrinsic Value Fund
Evergreen Small Cap Value Fund
Evergreen Special Values Fund
Evergreen Enhanced S&P 500® Fund
Evergreen Fundamental Large Cap Fund   (the "Funds")

Post-Effective Amendment No. 121 to Registration Statement

No. 333-37453/811-08413

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 121 to Registration Statement No. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 28, 2008.

If you have any questions or would like further information, please call Regina Brown at (617) 210-3687.

Very truly yours,

 /s/ Maureen E. Towle

Maureen E. Towle

Assistant Secretary